CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE PREFERRED SHARES
Schedule of components of convertible preferred share

Convertible preferred share consisted of the following as of December 31, 2021 (in thousands, except share):

December 31, 2021
Common
		Preferred			Stock
	Preferred	Shares			Issuable
	Shares	Issued and	Carrying	Liquidation	Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Shares	2,377,642	$2,377,642	$8,806	$8,806	2,377,642
Series B Preferred Shares	5,443,272	5,443,272	23,000	23,000	5,443,272
Total	7,820,914	7,820,914	31,806	31,806	7,820,914

December 31, 2022
Series A Preferred Shares	—	$—	$—	$—	—
Series B Preferred Shares	—	—	—	—	—
Total	—	—	—	—	—